UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period __________ to ___________

Date of Report (Date of earliest event reported): January 24, 2025

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

PEAC Solutions Receivables 2025-1 LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of sponsor: 0002053250

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Jon Ashley, Managing Director, (212) 287-5113

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is a third party due diligence report, dated January 24, 2025, obtained by Marlin Leasing Corporation and AVF III US Aggregator, L.P., which report sets forth the findings and conclusions, as applicable, of CBIZ MHM, LLC with respect to certain due diligence services by CBIZ MHM, LLC.

Exhibit No.	Description

Exhibit 99.1	Consultant Report, dated January 24, 2025.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

AVF III US Aggregator, L.P.
(Sponsor)

By: HPS GP, LLC, its general partner

By:	/s/ Jon Ashley
Name: Jon Ashley
Title: Managing Director

Date: January 24, 2025.